SCHEDULE OF RECONCILIATION HONG KONG STATUTORY RATE AND EFFECTIVE TAX RATE (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Profit (loss) before income taxes		$ (714,680)	$ (93,197)	$ 174,268
Hong Kong Profits Tax rate		8.25%	8.25%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ (58,961)	$ (7,689)	$ 28,754
Reconciling items:
Tax effect of income that is not taxable	[1]			(2,021)
Change in valuation allowance		58,961	7,689	(5,688)
Effect of two-tier tax rate				(21,046)
Income tax expense

[1]	Income that is not taxable mainly consisted of the government subsidies which are non-taxable under Hong Kong income tax law.